                               MERRIMAC CASH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

[LOGO]

August 3, 2001

Dear Shareholder:

We are pleased to provide you with the June 30, 2001 Semi Annual Report of the Merrimac Cash Fund. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

During the first six months of 2001, the Federal Reserve Open Market Committee reduced the target short term interest rate six times for a total of 2.75%. The adjustments included surprise intra-meeting reductions in early January and mid April. Money market funds were managed during the period in an environment of constant speculation as to when and at what amount the next rate move would take place.

The Premium Class of the Merrimac Cash Fund had an annualized total return of 5.37% during the six month period, again ranking it among the top performing institutional money market funds. Allmerica Asset Management, Inc., sub-advisor of the Merrimac Cash Portfolio since September 1999, continues its record of providing excellent results for you, our shareholders.

We thank for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,
/s/ Paul J. Jasinski

Paul J. Jasinski
President

   200 Clarendon Street - Boston, Massachusetts - 02116 - 888.MERRMAC - FAX:
                                  617.587.4402
         MAILING ADDRESS: P.O. Box 9130 - Boston, Massachusetts - 02117

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $1,160,502,751
    Deferred organization expense (Note 1)                  5,623
    Prepaid expenses                                       16,812
                                                    -------------
        Total assets                                1,160,525,186
                                                    -------------
LIABILITIES
    Distributions payable to shareholders               3,868,906
    Accrued expenses                                       32,465
                                                    -------------
        Total liabilities                               3,901,371
                                                    -------------
NET ASSETS                                          $1,156,623,815
                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital                                 $1,156,770,489
    Accumulated net realized loss on investments         (156,430)
    Undistributed net investment income                     9,756
                                                    -------------
        Total net assets                            $1,156,623,815
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $1,156,621,246
                                                    =============
    Institutional Class                             $       2,569
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                   1,156,767,922
                                                    =============
    Institutional Class                                     2,569
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest                                        $  25,733,122
    Expenses                                             (862,788)
                                                    -------------
        Net investment income from Portfolio           24,870,334
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                         48,268
    Audit                                                  10,824
    Legal                                                   5,412
    Printing                                                5,412
    Amortization of organization expenses
     (Note 1)                                               6,750
    Insurance                                               7,216
    Trustees fees and expenses                              8,418
    Miscellaneous                                          10,262
                                                    -------------
        Total expenses common to all classes              102,562
    Shareholder servicing fee-Institutional Class               4
                                                    -------------
        Total Expenses                                    102,566
                                                    -------------

NET INVESTMENT INCOME                                  24,767,768
                                                    -------------

NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                  (358)
                                                    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $  24,767,410
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2001      YEAR ENDED
                                           (UNAUDITED)    DECEMBER 31, 2000
                                          --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $  24,767,768   $    45,714,843
    Net realized loss allocated from
      Portfolio                                    (358)          (40,145)
                                          -------------   ---------------
        Net increase in net assets from
          operations                         24,767,410        45,674,698
                                          -------------   ---------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                           (24,767,696)      (45,663,043)
    Institutional Class                             (72)          (51,800)
                                          -------------   ---------------
        Total dividends declared            (24,767,768)      (45,714,843)
                                          -------------   ---------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold             2,398,742,002     3,725,957,727
    Proceeds from dividends reinvested        7,146,539        16,357,056
    Payment for shares redeemed           (1,857,663,709)  (3,945,665,744)
                                          -------------   ---------------
        Net increase (decrease) in net
          assets derived from share
          transactions                      548,224,832      (203,350,961)
                                          -------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS       548,224,474      (203,391,106)
NET ASSETS
    Beginning of period                     608,399,341       811,790,447
                                          -------------   ---------------
    End of period                         $1,156,623,815  $   608,399,341
                                          =============   ===============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                              PREMIUM CLASS
                           -----------------------------------------------------------------------------------
                           SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                            JUNE 30, 2001    -----------------------------------------------------------------
                             (UNAUDITED)        2000         1999         1998          1997         1996(2)
                           ----------------  -----------  -----------  -----------  -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $    1.000      $  1.000     $  1.000     $  1.000     $    1.000     $  1.000
    Net investment income          0.026         0.063        0.051        0.055          0.055        0.006
    Dividends from net
      investment income           (0.026)       (0.063)      (0.051)      (0.055)        (0.055)      (0.006)
                           -------------       -------      -------      -------      ---------      -------

NET ASSET VALUE, END OF
  PERIOD                      $    1.000      $  1.000     $  1.000     $  1.000     $    1.000     $  1.000
                           ----------------    -------      -------      -------      ---------      -------
                           ----------------    -------      -------      -------      ---------      -------

TOTAL RETURN(1)                     5.37%         6.52%        5.26%        5.59%          5.64%        5.42%

ANNUALIZED RATIOS TO
  AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA
    Net expenses                    0.20%         0.21%        0.21%        0.16%          0.18%        0.15%
    Net investment income           5.25          6.32         5.13         5.46           5.49         5.42
    Net expenses before
      waiver                          NA            NA           NA         0.20           0.21         0.24
    Net assets, end of
      period (000s
      omitted)                $1,156,621      $608,384     $808,103     $655,049     $1,119,556     $875,936

                                                           INSTITUTIONAL CLASS
                           -----------------------------------------------------------------------------------
                           SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                            JUNE 30, 2001    -----------------------------------------------------------------
                             (UNAUDITED)        2000         1999         1998          1997         1996(2)
                           ----------------  -----------  -----------  -----------  -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $    1.000      $  1.000     $  1.000     $  1.000     $    1.000     $  1.000
    Net investment income          0.025         0.061        0.049        0.052          0.052        0.006
    Dividends from net
      investment income           (0.025)       (0.061)      (0.049)      (0.052)        (0.052)      (0.006)
                           -------------       -------      -------      -------      ---------      -------

NET ASSET VALUE, END OF
  PERIOD                      $    1.000      $  1.000     $  1.000     $  1.000     $    1.000     $  1.000
                           ----------------    -------      -------      -------      ---------      -------
                           ----------------    -------      -------      -------      ---------      -------

TOTAL RETURN(1)                     5.11%         6.25%        4.99%        5.33%          5.37%        5.17%

ANNUALIZED RATIOS TO
  AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA
    Net expenses                    0.45%         0.46%        0.46%        0.41%          0.43%        0.40%
    Net investment income           5.00          6.07         4.88         5.21           5.24         5.17
    Net expenses before
      waiver                          NA            NA           NA         0.45           0.46         0.49
    Net assets, end of
      period (000s
      omitted)                $        3      $     15     $  3,688     $  9,857     $  198,427     $127,410

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2)  Commencement of Operations November 12, 1996.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2001 the investment by the Fund represents ownership of a proportionate interest of 38.05% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION

       Expense costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for six-months ended June 30, 2001 aggregated $2,405,888,542 and $1,882,170,357 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                  PREMIUM CLASS                 INSTITUTIONAL CLASS
                                         --------------------------------  -----------------------------
                                         SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                                             JUNE 30        DECEMBER 31        JUNE 30       DECEMBER 31
                                               2001             2000             2001           2000
                                         --------------------------------  -----------------------------
         Shares sold...................    2,398,742,000   3,724,998,794            --          958,933
         Shares reinvested.............        7,146,160    16,286,769             381           70,287
         Shares redeemed...............   (1,857,650,709)  (3,940,962,969)     (13,000)      (4,702,775)
                                          --------------   --------------      -------       ----------
         Net increase (decrease) in
           shares......................      548,237,451   (199,677,406)       (12,619)      (3,673,555)
                                          ==============   ==============      =======       ==========

       At June 30, 2001, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 56% and 35%, respectively, of the Cash Fund's outstanding shares.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                PAR
                                MATURITY  MATURITY     VALUE         VALUE

------------------------------------------------------------------------------
COMMERCIAL PAPER - 33.9%
American Home Products
  Corporation.................   4.00%    07/24/01  $15,741,000  $  15,700,773
American Honda Finance
  Corporation.................   4.07     08/15/01  100,000,000    100,000,000
ASAP Funding+.................   4.05     07/24/01   25,000,000     24,935,312
Atlantis One Funding
  Corporation.................   4.69     07/13/01   15,000,000     14,976,550
Australian Wheat Board
  Finance.....................   4.13     07/06/01   25,000,000     24,985,660
Boston Edison Company.........   4.20     07/02/01    7,065,000      7,064,176
                     .........   4.32     07/06/01   15,000,000     14,991,000
                     .........   4.20     07/11/01    6,000,000      5,993,000
Cooperatve Association of
  Tractor Dealers, Inc........   4.08     07/03/01    6,636,000      6,634,496
                     .........   3.82     09/11/01   20,800,000     20,641,088
                     .........   3.85     11/26/01    9,200,000      9,054,384
Danske Corporation............   3.79     03/11/02   20,000,000     19,467,295
Deer Park Refining L.P........   4.06     07/13/01   40,000,000     40,000,000
                    ..........   3.90     08/14/01   30,000,000     30,000,000
Den Norske Bank ASA...........   3.96     08/07/01   30,000,000     29,877,900
Fairway Finance Corporation...   5.12     07/10/01   10,269,000     10,255,946
                         .....   5.12     07/12/01   11,758,000     11,739,605
                         .....   5.12     07/18/01    5,141,000      5,128,570
Goldman Sachs Group, Inc.+ ...   5.00     08/06/01   20,000,000     20,000,000
                        + ....   4.40     08/27/01   20,000,000     20,000,000
                        + ....   4.73     09/25/01   10,000,000     10,000,000
                        + ....   4.17     02/15/02   15,000,000     15,000,000
High Peak Funding LLC.........   4.15     07/09/01   10,000,000      9,990,778
                     .........   4.97     08/27/01   10,000,000      9,921,309
                     .........   3.92     09/10/01   15,000,000     14,884,033
                     .........   4.22     10/22/01   10,000,000      9,867,539
                     .........   4.22     10/29/01   10,000,000      9,859,333
Homeside Lending, Inc.........   4.06     07/05/01   15,158,000     15,151,162
Household International,
  Inc.........................   4.04     07/13/01   15,000,000     14,979,800
HSBC Holdings Plc.............   4.64     07/31/01   25,000,000     24,903,333
Lexington Parker Capital
  Corporation.................   4.91     07/25/01   11,750,000     11,711,538
Links Finance.................   4.65     08/15/01   10,670,000     10,607,981
Mass College of Pharmacy and
  Allied Health Sciences......   3.98     07/19/01    9,364,000      9,345,366
                   ...........   3.91     08/08/01   14,618,000     14,557,668
Michelin North America,
  Inc.........................   3.93     07/30/01   10,000,000      9,968,342
Newbury Funding Ltd...........   4.00     08/22/01   20,000,000     19,884,444
                   ...........   3.72     09/21/01   15,000,000     14,872,900
NSTAR.........................   3.95     07/12/01   24,500,000     24,470,430
      ........................   3.99     07/30/01   20,000,000     19,935,717
Oglethorpe Power
  Corporation.................   4.03     07/23/01   10,000,000      9,975,372
                   ...........   4.06     07/24/01   24,972,000     24,907,225
                   ...........   3.79     08/06/01   18,000,000     17,931,780
                   ...........   3.96     08/13/01   19,913,000     19,818,812
Omnicom Group, Inc............   4.11     08/09/01   10,000,000      9,955,475
                   ...........   4.11     08/10/01   20,000,000     19,908,666
                   ...........   3.93     09/07/01   20,000,000     19,851,533
                   ...........   4.27     09/28/01   25,000,000     24,736,090
                   ...........   4.60     10/29/01   18,500,000     18,216,333
Pegasus Capital II Ltd........   4.06     07/23/01   25,000,000     24,937,972
Pegasus Capital IV Ltd........   4.00     07/13/01   10,000,000      9,986,667
Prudential Plc................   3.85     10/09/01    7,496,000      7,415,835
Sigma Finance Corporation.....   4.66     07/26/01    8,092,000      8,065,841
                   ...........   4.67     08/01/01   20,000,000     19,919,572
Smurfit-Stone Container
  Corporation.................   4.02     07/02/01    5,000,000      4,999,442
                   ...........   4.02     07/03/01    5,000,000      4,998,883
                   ...........   4.02     07/05/01    5,000,000      4,997,767
                   ........... 4.00-4.02  07/06/01   17,500,000     17,490,264

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                PAR
                                MATURITY  MATURITY     VALUE         VALUE

------------------------------------------------------------------------------
COMMERCIAL PAPER - (CONTINUED)
Stanley Works+................   4.05%    07/06/01  $25,000,000  $  24,985,938
            +.................   3.88     08/13/01   10,000,000      9,953,656
Transamerica Asset Funding
  Corporation.................   3.98     07/12/01   15,000,000     14,981,758
Westways Funding V Limited....   3.89     09/13/01   15,000,000     14,880,058
                                                                 -------------
                                                                 1,034,272,367
                                                                 -------------
VARIABLE RATE NOTES * - 29.2%
Abacas Investment Ltd.........   3.90     07/02/01   30,000,000     29,999,404
Bank of America Corporation...   5.06     09/11/01   11,000,000     11,003,216
Bank One Corporation..........   4.00     07/16/01    6,000,000      6,000,398
                    ..........   4.40     08/06/01   25,000,000     25,021,678
Bayerische Landesbank
  Girozentrale................   3.86     07/02/01    7,500,000      7,498,393
Bear Stearns Companies,
  Inc......................... 4.17-4.31  07/02/01   70,000,000     70,055,527
                    ..........   4.55     08/06/01    6,250,000      6,262,408
                    ..........   4.93     09/12/01   15,000,000     15,000,000
BMW U.S. Capital
  Corporation.................   3.81     07/23/01   75,000,000     75,000,000
Cargill, Inc..................   4.49     08/02/01   10,000,000     10,005,350
Caterpillar Financial Services
  Corporation.................   4.19     08/21/01   20,000,000     20,030,593
Citigroup Inc.................   3.96     07/12/01   25,000,000     25,000,000
Countrywide Credit Industries,
  Inc.........................   4.05     07/02/01   25,000,000     25,000,000
                     .........   4.96     07/03/01   25,000,000     25,000,000
                     .........   3.90     09/24/01   25,000,000     24,983,813
Dominion Virginia Power.......   3.90     09/24/01   25,000,000     25,022,115
Donaldson, Lufkin & Jenrette,
  Inc.........................   4.21     07/02/01   15,000,000     15,032,884
First Union National Bank..... 4.04-4.06  09/21/01   65,000,000     64,999,994
Goldman Sachs Group, Inc......   3.80     09/21/01   35,000,000     35,000,000
Goldman Sachs Group, Inc.
  Promissory Note+............   4.28     07/02/01   25,000,000     25,000,000
Household Finance
  Corporation.................   4.00     07/16/01   10,000,000     10,000,000
                   ...........   3.99     09/07/01   15,000,000     15,000,000
John Deere Capital
  Corporation.................   4.37     08/06/01   10,000,000     10,002,208
                   ...........   3.86     09/21/01   20,000,000     19,997,826
Key Bank N.A..................   4.06     07/16/01   80,000,000     80,071,737
             .................   4.01     09/18/01    7,090,000      7,097,647
Links Finance.................   3.75     07/30/01   30,000,000     30,000,000
Merrill Lynch & Co., Inc...... 4.08-4.32  07/02/01   18,000,000     18,006,668
Morgan Stanley, Dean Witter &
  Co..........................   3.86     08/15/01   10,000,000     10,000,000
PNC Bank NA...................   4.16     07/11/01    7,000,000      7,006,791
Prudential Funding
  Corporation.................   5.01     07/18/01   21,000,000     21,030,840
Sigma Finance Corporation.....   3.85     08/01/01    5,000,000      4,999,345
                   ...........   3.85     08/22/01   35,000,000     34,995,199
Syndicated Loan Fund Trust....   4.11     07/02/01   40,000,000     40,000,000
Textron Financial
  Corporation.................   4.93     07/17/01   10,000,000     10,003,077
U.S. Bancorp..................   3.97     07/18/01   20,000,000     20,021,425
Verizon Global Funding
  Corporation.................   3.85     09/21/01   12,500,000     12,507,540
                                                                 -------------
                                                                   891,656,076
                                                                 -------------
CORPORATE DEBT - 17.8%
Associates First Capital
  Corporation.................   4.97     02/15/02   10,000,000     10,032,637
Bank One Corporation..........   4.08     07/20/01   25,000,000     25,008,939
                    ..........   5.23     03/25/02   15,000,000     15,241,841
BankBoston Corporation........ 4.71-5.17  03/15/02   17,500,000     17,650,456
Bear Stearns Companies,
  Inc.........................   4.49     08/06/01   12,140,000     12,159,123
                  ............   5.44     02/01/02    4,750,000      4,827,310
                  ............   5.22     02/12/02   15,000,000     15,000,000
                  ............   4.75     04/19/02   20,000,000     20,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                PAR
                                MATURITY  MATURITY     VALUE         VALUE

------------------------------------------------------------------------------
CORPORATE DEBT - (CONTINUED)
Caterpillar Financial Services
  Corporation.................   4.29%    08/13/01  $ 8,700,000  $   8,706,279
                   ...........   6.54     12/12/01   10,275,000     10,272,278
CitiFinancial Credit
  Company.....................   6.06     11/01/01    5,000,000      5,036,257
Deere & Company...............   5.27     03/12/02    5,000,000      5,100,648
Donaldson, Lufkin & Jenrette,
  Inc.........................  4.23-4.89 04/01/02   22,980,000     23,178,413
Firstar Bank NA...............   4.60     04/18/02   20,000,000     19,984,223
Ford Motor Credit
  Corporation.................  5.30-5.36 02/15/02   20,000,000     20,350,648
General Electric Capital
  Corporation.................   3.95     03/01/02   11,000,000     11,221,037
General Motors Acceptance
  Corporation.................   4.38     07/02/01    5,000,000      5,000,420
                   ...........   6.15     09/28/01    5,500,000      5,502,551
                   ...........   5.38     02/01/02    6,700,000      6,724,093
                   ........... 5.31-5.34  02/07/02    6,586,000      6,642,132
International Lease Finance
  Corporation.................   4.11     10/15/01    6,415,000      6,459,570
                   ...........   5.95     01/15/02    9,350,000      9,339,965
                   ...........   4.03     05/01/02   10,000,000     10,130,629
                   ...........   4.66     05/15/02   10,000,000     10,114,595
John Deere Capital
  Corporation.................   6.53     07/20/01   10,000,000      9,997,573
Lehman Brothers Holdings,
  Inc.........................   5.78     07/02/01   30,000,000     30,199,903
                   ...........   4.31     07/05/01   20,000,000     20,014,692
                   ........... 4.44-4.76  03/01/02   20,500,000     21,073,396
Links Securities LLC..........   4.29     05/28/02   20,000,000     20,000,000
Merrill Lynch & Co., Inc......   4.04     04/15/02    7,000,000      7,091,675
National City Bank............   4.83     07/05/01   15,000,000     15,000,073
                ..............   7.02     08/02/01   20,000,000     19,999,333
Salomon, Inc.................. 4.32-4.33  05/15/02   20,000,000     20,513,000
SBC Communications, Inc.......   4.25     06/05/02   25,000,000     25,000,000
Sigma Finance Corporation.....   4.65     04/22/02   15,000,000     15,000,000
                        ......   4.19     05/09/02   20,000,000     20,020,002
Suntrust Banks, Inc...........   4.13     07/01/02    5,000,000      5,159,622
Target Corporation............   4.88     07/16/01   15,000,000     15,000,508
Transamerica Finance
  Corporation.................   5.68     11/15/01   15,000,000     15,038,069
                                                                 -------------
                                                                   542,791,890
                                                                 -------------
CERTIFICATES OF DEPOSIT - 8.8%
Associated Banc-Corp, Green
  Bay.........................   4.88     07/09/01   25,000,000     25,000,000
                   ...........   5.63     07/16/01   20,000,000     20,000,080
                   ...........   5.28     08/31/01   15,000,000     15,000,000
                   ...........   3.94     09/07/01   25,000,000     25,000,467
Associated Bank Illinois......   6.86     09/14/01   30,000,000     29,998,831
Bank One - Illinois...........   6.82     09/14/01   30,000,000     29,998,768
                ..............   5.92     10/02/01   10,000,000     10,000,000
First Tennessee Bank..........   6.41     09/21/01   10,000,000     10,006,288
                  ............   4.26     04/29/02   25,000,000     25,000,000
SouthTrust Corporation........   4.02     09/10/01   35,000,000     35,000,681
                    ..........   4.22     11/05/01   25,000,000     25,000,863
                    ..........   4.15     04/29/02   17,000,000     17,016,883
                                                                 -------------
                                                                   267,022,861
                                                                 -------------
TAXABLE MUNICIPAL OBLIGATIONS - 1.9%
Connecticut State.............   5.17     01/15/02    7,100,000      7,169,316
Los Angeles County, California
  Metropolitan Transportation
  Authority...................   3.80     11/30/01   20,000,000     19,626,333
New York, New York Housing
  Development Authority.......   3.97     08/14/01   30,000,000     30,000,000
                                                                 -------------
                                                                    56,795,649
                                                                 -------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                PAR
                                MATURITY  MATURITY     VALUE         VALUE

------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 1.9%
Federal Home Loan Bank........   4.31%    06/07/02  $14,000,000  $  13,991,825
Federal Home Loan Mortgage
  Corporation.................   4.35     06/11/02   22,000,000     22,000,000
Federal National Mortgage
  Association.................   3.90     09/04/01   10,000,000      9,933,917
                   ...........   5.25     02/21/02   13,000,000     13,000,000
                                                                 -------------
                                                                    58,925,742
                                                                 -------------
ASSET BACKED SECURITIES - 0.6%
Merrill Lynch Mortgage
  Investors, Inc..............   6.68     11/27/01   17,748,545     17,748,545
                                                                 -------------

                                                      SHARES
                                                    -----------
MUTUAL FUNDS - 5.2%
Dreyfus Cash Management Plus
  Fund........................                       75,000,000     75,000,000
Provident Temp Fund Dollar....                       83,927,809     83,927,809
                                                                --------------
                                                                   158,927,809
                                                                --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.3%                     3,028,140,939

Other assets and liabilities, net - 0.7%                            21,699,532
                                                                --------------

NET ASSETS - 100.0%                                             $3,049,840,471
                                                                ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                    $  3,028,140,939
    Cash, at interest                                           60,234
    Interest receivable                                     22,121,197
    Deferred organization expense (Note 1)                       4,677
    Prepaid expenses                                            34,362
                                                      ----------------
        Total assets                                     3,050,361,409
                                                      ----------------
LIABILITIES
    Management fee payable (Note 2)                            451,098
    Accrued expenses                                            69,840
                                                      ----------------
        Total liabilities                                      520,938
                                                      ----------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                           $  3,049,840,471
                                                      ================

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME
    Interest                                          $     58,053,908
                                                      ----------------
EXPENSES
    Management fees (Note 2)                                 1,886,801
    Audit                                                       14,149
    Transaction fees                                             4,468
    Legal                                                        5,213
    Amortization of organization expenses
     (Note 1)                                                    6,075
    Insurance                                                   11,915
    Trustees fees and expenses                                  14,893
    Miscellaneous                                               32,645
                                                      ----------------
        Total expenses                                       1,976,159
                                                      ----------------
NET INVESTMENT INCOME                                       56,077,749
                                                      ----------------
NET REALIZED LOSS ON INVESTMENTS                                (1,234)
                                                      ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     56,076,515
                                                      ================

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 2001           YEAR ENDED
                                                (UNAUDITED)         DECEMBER 31, 2000
                                            -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                   $       56,077,749     $       71,285,726
    Net realized loss on investments                    (1,234)               (67,381)
                                            ------------------     ------------------
        Net increase in net assets from
          operations                                56,076,515             71,218,345
                                            ------------------     ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                                7,366,305,187          6,903,675,906
    Withdrawals                                 (5,470,545,364)        (6,958,383,427)
                                            ------------------     ------------------
        Net increase (decrease) from
          investors' transactions                1,895,759,823            (54,707,521)
                                            ------------------     ------------------

NET INCREASE IN NET ASSETS                       1,951,836,338             16,510,824
NET ASSETS
    Beginning of period                          1,098,004,133          1,081,493,309
                                            ------------------     ------------------
    End of period                           $    3,049,840,471     $    1,098,004,133
                                            ==================     ==================

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                            JUNE 30, 2001    -------------------------------------------------------------
                             (UNAUDITED)        2000         1999        1998        1997        1996(1)
                           ----------------  -----------  -----------  ---------  -----------  -----------
ANNUALIZED RATIOS TO
  AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA

    Net expenses                    0.18%          0.19%        0.19%      0.15%        0.16%        0.12%

    Net investment income           5.27           6.34         5.14       5.47         5.51         5.45

    Net expenses before
      waiver and
      reimbursements                  NA             NA           NA       0.19%        0.19%        0.21%

    Net assets, end of
      period (000s
      omitted)             $    3,049,840    $1,098,004   $1,081,493   $793,200   $1,384,848   $1,006,310

(1)  Commencement of Operations November 12, 1996.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five-year period beginning at the commencement of operations.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor its investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

       Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $14,357,852,694 and $12,470,136,107 respectively for the Cash Portfolio for the six-months ended June 30, 2001.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the six-months ended June 30, 2001. On July 12, 2001, the agreement was amended to increase the line of credit to $150 million with a group of banks.